SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments in affiliates, Impairment of long-lived assets, Advances from customers and Asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment charges on investments	$ 0	$ 357	$ 0
Impairment charges for long-lived assets	5,938	60,330	$ 6,084
Asset retirement obligation	1,249	399
Advances from customers	392,308	334,943
Contract with Customer, Liability, Noncurrent	$ 52,693	$ 0